     As filed with the Securities and Exchange Commission on July 16, 2009

                                                File Nos. 333-149656; 811-22191

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


    Registration Statement Under The Securities
                    Act of 1933                                            [X]
                          Pre-Effective
                          Amendment No.                                    [_]
                          Post-Effective
                          Amendment No. 4                                  [X]

                       and/or

                    Registration
  Statement Under the Investment Company Act of 1940                       [X]
                  Amendment No. 5                                          [X]
          (Check Appropriate Box or Boxes)


                Genworth Life of New York VA Separate Account 2
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                              (Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
                    (Name and Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)


[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on (date) pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                       SUPPLEMENT DATED JULY 16, 2009 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR


         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The following provision is added in the "Additional Information" section of the prospectus:

   Exemption to File Periodic Reports

   The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

The prospectus is revised accordingly.


45150NY SUPPA 07/16/09

   Part A and Part B of Post-Effective Amendment No. 3 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 27, 2009, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 4 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a) Resolution of Board of Directors of Genworth Life Insurance Company of New York authorizing the establishment of Genworth Life of New
             York VA Separate Account 2. Previously filed on March 12, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life of
             New York VA Separate Account 2, Registration No. 333-149656.

 (2)         Not Applicable.

 (3)(a)      Underwriting Agreement between GE Capital Life Insurance Company of
             New York and Capital Brokerage Corporation. Previously filed on May
             13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
             Capital Life Separate Account II, Registration No. 333-39955.

 (3)(b)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life VA
             Separate Account II, Registration No. 333-39955.

 (4)(a)(i) Form of Contract, NY1166C 01/08. Previously filed on March 12, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No. 333-149656.

 (4)(a)(ii) Form of Contract, NY1166D 01/08. Previously filed on March 12, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No. 333-149656.

 (4)(a)(iii) Surrender Charge Endorsement, NY5345 3/07. Previously filed on March
             12, 2008, with the Initial Registration Statement on Form N-4 for
             Genworth Life of New York VA Separate Account 2, Registration No.
             333-149656.

 (4)(a)(iv) Waiver of Surrender Charge Endorsement, NY5346 3/07. Previously filed on March 12, 2008, with the Initial Registration Statement on Form
             N-4 for Genworth Life of New York VA Separate Account 2, Registration
             No. 333-149656.

 (4)(a)(v)   Optional Death Proceeds Endorsement, NY5344 3/07. Previously filed on
             March 12, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No.
             333-149656.

 (4)(a)(vi) IRA Endorsement, NY5369 8/07. Previously filed on March 12, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No. 333-149656.

 (4)(a)(vii) Roth IRA Endorsement, NY5370 8/07. Previously filed on March 12,
             2008, with the Initial Registration Statement on Form N-4 for
             Genworth Life of New York VA Separate Account 2, Registration No.
             333-149656.

 (4)(a)(viii) Payment Choice Endorsement, NY5357 06/07. Previously filed on March
              12, 2008, with the Initial Registration Statement on Form N-4 for
              Genworth Life of New York VA Separate Account 2, Registration No.
              333-149656.

 (4)(a)(ix)   Death Benefit Endorsement, NY5360 07/07. Previously filed on March
              12, 2008, with the Initial Registration Statement on Form N-4 for
              Genworth Life of New York VA Separate Account 2, Registration No.
              333-149656.

 (4)(a)(x)    [Reserved.]

 (4)(b)(i)(a) Guaranteed Minimum Withdrawal Benefit for Life Rider, NY5362 09/07.
              Previously filed on March 12, 2008, with the Initial Registration
              Statement on Form N-4 for Genworth Life of New York VA Separate
              Account 2, Registration No. 333-149656.

 (4)(b)(i)(b) Guaranteed Minimum Withdrawal Benefit for Life Rider, NY5362DB 09/07.
              Previously filed on March 12, 2008, with the Initial Registration
              Statement on Form N-4 for Genworth Life of New York VA Separate
              Account 2, Registration No. 333-149656.

 (4)(b)(i)(c) Guaranteed Minimum Withdrawal Benefit for Life Rider, NY5409 07/09
              and NY5409DB 07/09. Previously filed on August 26, 2008 with
              Post-Effective Amendment No. 21 to Form N-4 for Genworth Life of New
              York VA Separate Account 1, Registration No. 333-97085.

 (4)(c)(i)(a) Annual Step-Up Death Benefit Rider, NY5237 1/03. Previously filed on
              March 12, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No.
              333-149656.

 (5)          Form of Application. Previously filed on May 3, 2007 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
              York VA Separate Account 1, Registration No. 333-140908.

 (6)(a)       Amended and Restated Articles of Incorporation of Genworth Life
              Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life of
              New York VA Separate Account 1, Registration No. 333-97085.

 (6)(b)       By-Laws of Genworth Life Insurance Company of New York. Previously
              filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form
              N-4 for Genworth Life of New York VA Separate Account 1, Registration
              No. 333-97085.

 (7)          Not Applicable.

 (8)(a)       Form of Participation Agreement between Genworth Life Insurance
              Company of New York and Invesco AIM Distributors, Inc. Previously
              filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No.
              333-149656.

 (8)(b)       Form of Participation Agreement between Genworth Life Insurance
              Company of New York, AllianceBernstein Investor Services, Inc. and
              AllianceBernstein Investments, Inc. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of
              New York VA Separate Account 2, Registration No. 333-149656.

 (8)(c)       Form of Participation Agreement between Genworth Life Insurance
              Company of New York, Allianz Global Investors Fund Management LLC and
              Allianz Global Investors Distributors LLC. Previously filed on May
              23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth
              Life of New York VA Separate Account 2, Registration No. 333-149656.

 (8)(d)       Form of Participation Agreement between Genworth Life Insurance
              Company of New York, American Century Investment Services, Inc. and
              American Century Services, LLC. Previously filed on May 23, 2008 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
              York VA Separate Account 2, Registration No. 333-149656.

 (8)(e)       Form of Participation Agreement between Genworth Life Insurance
              Company of New York, BlackRock Advisors, LLC and BlackRock
              Distributors, Inc. Previously filed on May 23, 2008 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
              York VA Separate Account 2, Registration No. 333-149656.

 (8)(f) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Calamos Financial Services LLC and Calamos
        Advisors LLC. Previously filed on May 23, 2008 with Pre-Effective
        Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate
        Account 2, Registration No. 333-149656.

 (8)(g) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Cohen & Steers Capital Management, Inc.
        Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2,
        Registration No. 333-149656.

 (8)(h) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Capital Brokerage Corporation and Columbia
        Management Distributors, Inc.. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (8)(i) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Davis New York Venture Fund and Davis Selected
        Advisers, L.P. Previously filed on May 23, 2008 with Pre-Effective
        Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate
        Account 2, Registration No. 333-149656.

 (8)(j) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Eaton Vance Distributors, Inc. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No.
        333-149656.

 (8)(k) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Evergreen Investment Services, Inc.
        Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2,
        Registration No. 333-149656.

 (8)(l) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Federated Securities Corp. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for
        Genworth Life of New York VA Separate Account 2, Registration No.
        333-149656.

 (8)(m) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Fidelity Distributors Corporation. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No.
        333-149656.

 (8)(n) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Franklin Templeton Distributors, Inc.
        Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2,
        Registration No. 333-149656.

 (8)(o) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, GE Funds and GE Investment Distributors, Inc.
        Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2,
        Registration No. 333-149656.

 (8)(p) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Janus Distributors LLC and Janus Services LLC.
        Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2,
        Registration No. 333-149656.

 (8)(q) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, JPMorgan Advisors Inc. and JPMorgan Funds
        Management, Inc.. Previously filed on May 23, 2008 with Pre-Effective
        Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate
        Account 2, Registration No. 333-149656.


 (8)(r) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Capital Brokerage Corporation and Legg Mason
        Investor Services, LLC. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (8)(s) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Lord Abbett Distributor LLC. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for
        Genworth Life of New York VA Separate Account 2, Registration No.
        333-149656.

 (8)(t) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, OppenheimerFunds Distributor Inc. and
        OppenheimerFunds Inc. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (8)(u) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Prudential Investments LLC and Prudential Mutual
        Fund Services LLC. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (8)(v) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Putnam Retail Management Limited Partnership and
        Putnam Fiduciary Trust Company. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (8)(w) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, T. Rowe Price Investment Services, Inc. and T.
        Rowe Price Services, Inc.. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (8)(x) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Thornburg Investment Management, Inc.
        Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2,
        Registration No. 333-149656.

 (8)(y) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Van Kampen Comstock Fund, Van Kampen Funds Inc.
        and Van Kampen Asset Management. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of
        New York VA Separate Account 2, Registration No. 333-149656.

 (9)    Opinion and Consent of Heather C. Harker, Counsel for Genworth Life
        Insurance Company of New York. Previously filed on April 27, 2009 with Post-Effective Amendment No. 3 to Form N-4 for Genworth Life of
        New York VA Separate Account 2, Registration No. 333-149656.

 (10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 27, 2009 with Post-Effective Amendment No. 3 to Form
        N-4 for Genworth Life of New York VA Separate Account 2, Registration
        No. 333-149656.

 (11)   Not Applicable.

 (12)   Not Applicable.

 (13)   Power of Attorney. Previously filed on April 27, 2009 with
        Post-Effective Amendment No. 3 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.


Item 25.  Directors and Officers of the Depositor

       Name                    Address                    Position with Company
       ----                    -------                    ---------------------
David J. Sloane..... 666 Third Avenue, 9th Floor  Director, Chairperson of the Board,
                     New York, New York 10017     President and Chief Executive Officer
Marshal S. Belkin... 345 Kear Street              Director
                     Yorktown Heights,
                     New York 10598

       Name                   Address                     Position with Company
       ----                   -------                      ---------------------
Ward E. Bobitz...... 6620 West Broad Street     Director, Vice President and Assistant
                     Richmond, Virginia 23230   Secretary
Richard I. Byer..... 11 Westwind Road           Director
                     Yonkers, New York 10710
Paul A. Haley....... 6610 West Broad Street     Director, Senior Vice President and Chief
                     Richmond, Virginia 23230   Actuary
Jerry S. Handler.... 151 West 40th Street       Director
                     New York, New York 10018
Pamela S. Schutz.... 6610 West Broad Street     Director and Executive Vice President
                     Richmond, Virginia 23230
Geoffrey S. Stiff... 6610 West Broad Street     Director and Senior Vice President
                     Richmond, Virginia 23230
Thomas M. Stinson... 6630 West Broad Street     Director and President, Long Term Care
                     Richmond, Virginia 23230   Division
Terrence O. Jones... 7 Times Square Tower       Director
                     Suite 1906
                     New York, New York 10036
Kelly L. Groh....... 6610 West Broad Street     Director, Senior Vice President and Chief
                     Richmond, Virginia 23230   Financial Officer
Alexandra Duran..... 150 E. 85th Street         Director
                     New York, New York 10028
Harry D. Dunn....... 700 Main Street            Director and Senior Vice President
                     Lynchburg, Virginia 24504
James J. Buddle..... 704 Green View Lane        Director
                     Doylestown, PA 18901
John G. Apostle, II. 6620 West Broad Street     Vice President and Chief Compliance
                     Richmond, Virginia 23230   Officer
Thomas E. Duffy..... 6610 West Broad Street     Senior Vice President, General Counsel and
                     Richmond, Virginia 23230   Secretary
Ronald P. Joelson... 6620 West Broad Street     Senior Vice President and Chief Investment
                     Richmond, Virginia 23230   Officer
John Connolly....... 6620 West Broad Street     Senior Vice President, Long Term Care
                     Richmond, Virginia 23230   Division
Elena K. Edwards.... 700 Main Street            Senior Vice President
                     Lynchburg, Virginia 24504
Christopher J. Grady 6610 West Broad Street     Senior Vice President
                     Richmond, Virginia 23230
Patrick B. Kelleher. 6620 West Broad Street     Senior Vice President
                     Richmond, Virginia 23230
Scott J. McKay...... 6620 West Broad Street     Senior Vice President
                     Richmond, Virginia 23230
Leon E. Roday....... 6620 West Broad Street     Senior Vice President
                     Richmond, Virginia 23230
James H. Reinhart... 6610 West Broad Street     Senior Vice President
                     Richmond, Virginia 23230
Heather C. Harker... 6610 West Broad Street     Vice President and Associate General
                     Richmond, Virginia 23230   Counsel
Jac J. Amerell...... 6610 West Broad Street     Vice President and Controller
                     Richmond, Virginia 23230
Gary T. Prizzia..... 6620 West Broad Street     Treasurer
                     Richmond, Virginia 23230

       Name                  Address           Position with Company
       ----                   -------          ---------------------
Matthew P. Sharpe... 6610 West Broad Street       Vice President
                     Richmond, Virginia 23230
Michael P. Cogswell. 6610 West Broad Street       Vice President
                     Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were 138 owners of Qualified Contracts as of March 4, 2009.


Item 28.  Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise under circumstances where the burden of proof set forth in section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life of New York VL Separate Account 1, Genworth Life of New York VA Separate Account 1 and Genworth Life of New York VA Separate Account 2.

   (b)

         Name                   Address             Positions and Offices with Underwriter
         ----                    -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Geoffrey S. Stiff...... 6610 W. Broad St.         Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.         Director
                        Richmond, VA 23230
Patrick B. Kelleher.... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230

   (c)

                                     (2)
            (1)                Net Underwriting      (3)           (4)
          Name of               Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter        Commissions    on Redemption  Commissions Compensation
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable    11.0%      $407,000

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 16th day of July, 2009.


                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                     ACCOUNT 2
                                   (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -----------------------------------
                                                  Michael P. Cogswell
                                                    Vice President

                                   GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                                   (Depositor)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -----------------------------------
                                                  Michael P. Cogswell
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        Signature                         Title                      Date
        ---------                         -----                       ----

  /S/  DAVID J. SLOANE*   Director, Chairperson of the Board,    July 16, 2009
 ------------------------   President and Chief Executive
     David J. Sloane        Officer

 /S/  MARSHAL S. BELKIN*  Director                               July 16, 2009
 ------------------------
    Marshal S. Belkin

  /S/  WARD E. BOBITZ*    Director, Vice President and           July 16, 2009
 ------------------------   Assistant Secretary
     Ward E. Bobitz

  /S/  RICHARD I. BYER*   Director                               July 16, 2009
 ------------------------
     Richard I. Byer

  /s/  JAMES J. BUDDLE*   Director                               July 16, 2009
 ------------------------
     James J. Buddle

   /S/  PAUL A. HALEY*    Director, Senior Vice President and    July 16, 2009
 ------------------------   Chief Actuary
      Paul A. Haley

 /S/  JERRY S. HANDLER*   Director                               July 16, 2009
 ------------------------
    Jerry S. Handler

  /S/  ALEXANDRA DURAN*   Director                               July 16, 2009
 ------------------------
     Alexandra Duran

        Signature                         Title                      Date
        ---------                         -----                       ----

 /S/  PAMELA S. SCHUTZ*   Director and Executive Vice President  July 16, 2009
 ------------------------
    Pamela S. Schutz

 /S/  GEOFFREY S. STIFF*  Director and Senior Vice President     July 16, 2009
 ------------------------
    Geoffrey S. Stiff

 /S/  THOMAS M. STINSON*  Director and President, Long Term      July 16, 2009
 ------------------------   Care Division
    Thomas M. Stinson

   /S/  HARRY D. DUNN*    Director and Vice President            July 16, 2009
 ------------------------
      Harry D. Dunn

 /S/  TERRENCE O. JONES*  Director                               July 16, 2009
 ------------------------
    Terrence O. Jones

   /S/  KELLY L. GROH*    Director, Senior Vice President and    July 16, 2009
 ------------------------   Chief Financial Officer
      Kelly L. Groh

  /S/  JAC J. AMERELL*    Vice President and Controller          July 16, 2009
 ------------------------
     Jac J. Amerell



*By:     /s/  MICHAEL P.      , pursuant to Power of         July 16, 2009
             COGSWELL           Attorney executed on April
      ----------------------    7, 2009.
       Michael P. Cogswell